Segment Reporting (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 segment		Dec. 31, 2013		Dec. 31, 2012
Segment reporting information
Number of segments									3
Net revenues	$ 37,055,000,000	$ 35,021,000,000	$ 34,602,000,000	$ 32,689,000,000	$ 32,830,000,000	$ 31,932,000,000	$ 31,248,000,000	$ 30,751,000,000	$ 139,367,000,000		$ 126,761,000,000		$ 123,120,000,000
Gross profit	6,633,000,000	6,468,000,000	6,324,000,000	5,942,000,000	6,338,000,000	6,027,000,000	5,841,000,000	5,577,000,000	25,367,000,000		23,783,000,000		22,488,000,000
Operating profit	2,321,000,000	2,246,000,000	2,208,000,000	2,024,000,000	2,217,000,000	2,154,000,000	1,972,000,000	1,694,000,000	8,799,000,000		8,037,000,000		7,210,000,000
Depreciation and amortization									1,931,000,000		1,870,000,000		1,753,000,000
Total assets	74,252,000,000				71,526,000,000				74,252,000,000		71,526,000,000		66,221,000,000
Goodwill	28,142,000,000				26,542,000,000				28,142,000,000		26,542,000,000		26,395,000,000
Additions to property and equipment									2,136,000,000		1,984,000,000		2,030,000,000
Pharmacy Services Segment
Segment reporting information
Net revenues									88,440,000,000	[1],[2]	76,208,000,000	[1],[2]	73,444,000,000	[1],[2]
Gross profit									4,771,000,000	[1]	4,237,000,000	[1]	3,808,000,000	[1]
Operating profit									3,514,000,000	[1]	3,086,000,000	[1]	2,679,000,000	[1]
Depreciation and amortization									630,000,000		560,000,000		517,000,000
Total assets	42,302,000,000				38,343,000,000				42,302,000,000		38,343,000,000		36,057,000,000
Goodwill	21,234,000,000				19,658,000,000				21,234,000,000		19,658,000,000		19,646,000,000
Additions to property and equipment									308,000,000		313,000,000		422,000,000
Net revenues, retail co-payments									8,100,000,000		7,900,000,000		8,400,000,000
Retail Pharmacy Segment
Segment reporting information
Net revenues									67,798,000,000	[1]	65,618,000,000	[1]	63,641,000,000	[1]
Gross profit									21,277,000,000	[1]	20,112,000,000	[1]	19,091,000,000	[1]
Operating profit									6,762,000,000	[1]	6,268,000,000	[1]	5,636,000,000	[1]
Depreciation and amortization									1,205,000,000		1,217,000,000		1,153,000,000
Total assets	30,979,000,000				30,191,000,000				30,979,000,000		30,191,000,000		29,492,000,000
Goodwill	6,908,000,000				6,884,000,000				6,908,000,000		6,884,000,000		6,749,000,000
Additions to property and equipment									1,745,000,000		1,610,000,000		1,555,000,000
Corporate Segment
Segment reporting information
Net revenues									0		0		0
Gross profit									0		0		0
Operating profit									(796,000,000)		(751,000,000)		(694,000,000)
Depreciation and amortization									96,000,000		93,000,000		83,000,000
Total assets	2,530,000,000				4,420,000,000				2,530,000,000		4,420,000,000		1,408,000,000
Goodwill	0				0				0		0		0
Additions to property and equipment									83,000,000		61,000,000		53,000,000
Intersegment Eliminations
Segment reporting information
Intersegment activity, gross profit and operating profit									681,000,000		566,000,000		411,000,000
Net revenues									(16,871,000,000)	[1]	(15,065,000,000)	[1]	(13,965,000,000)	[1]
Gross profit									(681,000,000)	[1]	(566,000,000)	[1]	(411,000,000)	[1]
Operating profit									(681,000,000)	[1]	(566,000,000)	[1]	(411,000,000)	[1]
Depreciation and amortization									0		0		0
Total assets	(1,559,000,000)				(1,428,000,000)				(1,559,000,000)		(1,428,000,000)		(736,000,000)
Goodwill	0				0				0		0		0
Additions to property and equipment									0		0		0
Number of type of transactions related to intersegment eliminations									2
Intersegment activity, net revenues									$ 4,900,000,000		$ 4,300,000,000		$ 3,400,000,000

[1]	Intersegment eliminations relate to two types of transactions: (i) Intersegment revenues that occur when Pharmacy Services Segment clients use Retail Pharmacy Segment stores to purchase covered products. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue on a standalone basis and (ii) Intersegment revenues, gross profit and operating profit that occur when Pharmacy Services Segment clients, through the Company’s intersegment activities (such as the Maintenance Choice® program), elect to pick up their maintenance prescriptions at Retail Pharmacy Segment stores instead of receiving them through the mail. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue, gross profit and operating profit on a standalone basis. The following amounts are eliminated in consolidation in connection with the item (ii) intersegment activity: net revenues of $4.9 billion, $4.3 billion and $3.4 billion for the years ended December 31, 2014, 2013 and 2012, respectively; and gross profit and operating profit of $681 million, $566 million and $411 million for the years ended December 31, 2014, 2013 and 2012, respectively.
[2]	Net revenues of the Pharmacy Services Segment include approximately $8.1 billion, $7.9 billion and $8.4 billion of Retail co-payments for the years ended December 31, 2014, 2013 and 2012, respectively.